Shareholder's Equity - Additional Information (Detail)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CHF	Dec. 31, 2011 CHF	Dec. 31, 2012 Fourth Quarter Twenty Twelve USD ($)	Dec. 31, 2012 First Quarter Twenty Thirteen USD ($)	Dec. 31, 2012 Second Quarter Twenty Thirteen USD ($)	Dec. 31, 2012 Stock Repurchase Program USD ($)	Oct. 01, 2012 Stock Repurchase Program USD ($)	Dec. 31, 2012 Exercise of Warrants and Conversion of Notes	Dec. 31, 2012 Stockholder Rights Plan	Jun. 28, 2014 Scenario, Forecast USD ($)	Mar. 29, 2014 Scenario, Forecast USD ($)	Dec. 31, 2013 Scenario, Forecast USD ($)	Sep. 28, 2013 Scenario, Forecast USD ($)	Feb. 26, 2013 Scenario, Forecast USD ($)
Stockholders Equity Note Disclosure [Line Items]
Common Stock, share Authorized	213,000,000				250,000,000
Common Stock, Par or Stated Value Per Share				0.50	0.50
Maximum Annual Authorized Share Increase	106,500,000										81,500,000	25,000,000
Authorized amount to repurchase shares of common stock	$ 25,000,000		$ 25,000,000
Common stock shares repurchased, shares		389,300
Common stock amount repurchased	0	12,500,000
Authorization expiry date	Sep. 28, 2012								Dec. 31, 2015
Repurchase of shares of our common stock up to a maximum aggregate value									400,000,000	800,000,000
Repurchase of Common Stock, Shares									7,291,078
Repurchase of Common Stock, Value									334,200,000
Dividends Payable Amount Per Share	$ 0.68					$ 0.22	$ 0.23	$ 0.23					$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 1.00
Dividend Payable	$ 94,967,000